Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jun. 22, 2012 Chairman And Founder [Member]	Aug. 16, 2012 Chairman And Founder [Member]	Feb. 26, 2012 Chairman And Founder [Member]	Jul. 13, 2011 Chairman And Founder [Member]	Dec. 31, 2012 Stock option plan 2009 [Member]	Dec. 31, 2011 Stock option plan 2009 [Member]	Dec. 31, 2012 Stock option plan 1987 [Member]	Dec. 31, 2012 1987 Stock Option Plan granted prior to December 2003 [Member]
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Activity [Line Items]
Maximum number of shares, issued under the option plan							16,000,000
Number of shares available to be granted							8,457,666	9,770,666
Period of granted option							7 years		7 years	10 years
Option vested under stock option plan to employees and consultants							One-third on each of the first three anniversaries of the date of grant
Exercised number of shares, under stock option plan			1,083,333	900,001
Cash payments made on cashless exercise of stock options			$ 25	$ 15	$ 4	$ 5
Holding period of restricted stock available to executive	4 years
Share based compensation arrangement long-term retention program restricted stock available to executive releasing period	10 years
Number of days considered for weighted average trading price	20 days
Percentage of annual retainers	60.00%
Percentage of additional annual retainers	100.00%
Percentage of increments	25.00%
One-time compensation expense		$ 20